UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
November 30, 2022
Institutional Long Duration Credit
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes

T. ROWE PRICE Institutional Long Duration Credit Fund
HIGHLIGHTS
The Institutional Long Duration Credit Fund underperformed its benchmark in the six-month period ended November 30, 2022.
The fund’s underweight in investment-grade corporate bonds and security selection within the sector both detracted from relative returns.
From a sector perspective, we added meaningfully to the fund’s U.S. Treasury allocation as long-term Treasury yields looked more compelling.
Volatility in Treasury rates may soon subside as the Fed moves closer to the end of its hiking cycle. However, spread volatility for risk assets may begin to ramp up as the economy and corporations begin to feel the impact of the Fed’s rapid policy tightening.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Institutional Long Duration Credit Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns
during the first half of your fund’s fiscal year, the six-month period ended November 30, 2022, while rising bond yields
weighed on returns for fixed income investors. Investors
contended with tightening financial conditions and slowing
economic and corporate earnings growth, but hopes that
persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones
Industrial Average recorded positive results and mid-
cap growth stocks also performed well, while most other
benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks
struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally
underperformed shares in developed markets. Meanwhile,
the U.S. dollar strengthened versus most currencies during
the period, which weighed on returns for U.S. investors in
international securities.
Elevated inflation remained a leading concern for investors
throughout the period, although hopes that inflation may
have peaked led to rallies during the summer and again in
November. The October consumer price index report, which
was released in mid-November, was better than expected
and showed price increases easing from recent 40-year highs.
However, the 7.7% year-over-year increase in the headline
inflation number remained well above the Fed’s 2% target.
In response to the high inflation readings, global central banks continued to tighten monetary policy, and investors focused
on communications from central bank officials on how high
rates would have to go. The Federal Reserve delivered four
historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early
November, the highest level since 2008. As our reporting
period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 2.85% at the start of the period to 3.68% at the end of
November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession,
occurred during the period as shorter-maturity Treasuries
experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient
during the period, and overall economic growth turned
positive in the third quarter after two slightly negative
quarters. However, recession fears also grew as corporate
earnings slowed and manufacturing gauges drifted toward
contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, valuations have become more attractive across many market sectors during the downturn, which
provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Long Duration Credit Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high income.
FUND COMMENTARY
How did the fund perform in the past six months?
The Institutional Long Duration Credit Fund returned -7.16%
in the six months ended November 30, 2022, underperforming
its benchmark, the Bloomberg U.S. Long Credit Bond Index.
( Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
The U.S. long duration credit market, as measured by the
Bloomberg U.S. Long Credit Bond Index, continued to
struggle from a total return perspective over the past six
months as rising Treasury yields weighed broadly on bond
market performance. However, investor demand remained
relatively resilient as investors with a longer-term horizon were attracted by the highest yields for long-term credit in more than a decade.
The fund’s underweight in investment-grade (IG) corporate
bonds detracted. While Treasury yields rose, credit spreads, as measured by the long duration benchmark, tightened slightly.
Interest rate volatility and recession concerns led credit spreads significantly wider through late September. But risk appetite, and demand for IG credit, returned later in the period as
inflation showed signs of slowing and the market began to
expect a slowdown in Fed rate hikes. (Credit spreads measure the additional yield that investors demand for holding a bond with credit risk over a similar-maturity, high-quality
government security.)
Credit selection in the IG corporate sector also dragged on
relative performance—driven mainly by the fund’s focus on
intermediate-maturity corporate securities. The credit curve flattened over the period as longer-term credit spreads
tightened slightly while intermediate spreads modestly
widened. On the positive side, the fund held material exposure to credit derivatives during the period, and these positions, which can provide more liquid exposure to corporate credit
risk than cash bonds, meaningfully contributed to both
absolute and relative returns for the period.
In the government-related sector, credit selection detracted.
The fund’s taxable municipal bond exposure underperformed
as spreads for several of the names we held widened. Exposure to Pemex, Mexico’s state-owned oil company, also dragged on
performance as oil prices softened during the period.
The fund’s duration positioning had a neutral impact.
However, curve positioning detracted as a steepening bias in the belly of the curve (between two years and 10 years)
weighed on performance. The yield curve flattened over the
period with shorter-term yields rising more significantly
relative to longer maturities.
How is the fund positioned?
Broadly speaking, the fund moved to an underweight posture
in risk (as measured by duration times spread) compared with the benchmark as the chances of recession in 2023 began to
rise. To express this reduction in spread risk, we pared
allocations to corporate bonds and areas in the government-
related sector while adding to U.S. Treasuries.
From a sector perspective, we added meaningfully to the fund’s
U.S. Treasury allocation—with the fund’s allocation to
Treasuries ending the period at nearly 20%. While we
emphasize the potential benefits that our research platform
can give us in investing in spread sectors, rising Treasury
yields have reached compelling levels and are looking more
interesting as an asset class that can provide real income and could serve as a risk hedge once again as inflation gradually declines and the market’s focus shifts to the growth outlook. In turn, we reduced the fund’s exposure to IG corporate credit as we believe the road ahead for corporations and credit spreads may be volatile as companies begin digesting the effects of the
Federal Reserve’s sharp increases in interest rates.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Institutional Long Duration Credit Fund -7.16%
Bloomberg U.S. Long Credit Bond Index -6.67
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the
Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as
Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency.
*
U.S. Treasury securities are issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. The ratings of U.S. Treasury securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION

T. ROWE PRICE Institutional Long Duration Credit Fund

While we trimmed our position in taxable municipal bonds
over the period, we continued to favor taxable munis in the
government-related sector over U.S. agency and non-U.S.
sovereign and quasi-sovereign debt. The former subsector
offers low yields, while the latter offers higher yields but also higher spread volatility. We believe taxable municipal bonds to be a more efficient middle ground.
From an interest rate management perspective, the fund’s
duration was generally slightly longer than the benchmark
over the past six months, but we moved to a more neutral
stance in the final months of the reporting period. Over longer time periods, we have found that a slightly longer-duration
bias can help to reduce volatility stemming from credit
overweights.
What is portfolio management’s outlook?
The policies of the Federal Reserve have been resolutely
hawkish and affirmed the idea that containing inflation
remains the central bank’s top priority. With the Fed clearly aiming to tighten financial conditions, we expect that the
economy will continue to slow and that inflation pressures
should begin to ease. Economic data have remained strong
enough to keep the Fed on a tightening path, leaving yields
vulnerable to rising further. However, we believe that the
tightening cycle will soon be nearing completion, with rate
cuts possible in the second half of 2023 if the economy
experiences a meaningful downturn.
Volatility in Treasury rates may soon subside as the Fed moves closer to the end of its hiking cycle. However, spread volatility for risk assets may begin to ramp up as the economy and
corporations begin to feel the impact of the Fed’s rapid policy tightening. U.S. markets also face external challenges,
including a looming energy crisis and a recession in Europe as well as a slowdown in China. We believe this volatility could generate opportunities to buy bonds at relatively attractive valuations, and we will look to take advantage of any
dislocations that arise.
The speed at which the Fed has tightened monetary policy
leaves us wary of the potential for policy mistakes or collateral damage to credit markets. Accordingly, we expect to maintain a defensive investment posture with ample liquidity until the market more fully prices in recession risk or inflation calms enough to allow the Fed to unequivocally pivot to a less
hawkish policy stance.
We continue to look to earn yield in the portfolio above the benchmark and to use our research capabilities to take
advantage of the structural inefficiencies that are prevalent in fixed income markets and benchmarks. We remain confident
in our investment approach, which is built on a foundation of quantitative portfolio construction elements, augmented with fundamental insights from our deep global credit research
platform.

T. ROWE PRICE Institutional Long Duration Credit Fund

Risks of Investing in Fixed Income Securities
Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks
include credit rating downgrades and defaults on scheduled
interest and principal payments. High yield corporate bonds
could have greater price declines than funds that invest
primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative
investments. International investments can be riskier than U.S.
investments because of the adverse effects of currency
exchange rates and differences in market structure and
liquidity, as well as specific country, regional, and economic developments.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. Long Credit Bond
Index are service marks of Bloomberg Finance L.P. and its
affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain
purposes by T. Rowe Price. Bloomberg is not affiliated with
T. Rowe Price, and Bloomberg does not approve, endorse,
review, or recommend its products. Bloomberg does not
guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: © 2022, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers ("Content
Providers") do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Institutional Long Duration Credit Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL LONG DURATION CREDIT FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Institutional Long Duration Credit Fund
Periods Ended 11/30/22 1 Year 5 Years
Since
Inception
6/3/13
Institutional Long Duration Credit
Fund -25.52% 0.63% 2.97%
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
Institutional Long Duration Credit Fund 0.45%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
Beginning
Account
Value
6/1/22
Ending
Account
Value
11/30/22
Expenses
Paid During
Period*
6/1/22 to
11/30/22
Actual $1,000.00 $928.40 $2.18
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.81   2.28
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.45%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Institutional Long Duration Credit Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years
Since
Inception
6/3/13
Institutional Long Duration
Credit Fund -28.10% -0.30%
2.41%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited.
Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-
end performance, please contact a T. Rowe Price representative at
1-800-638-8790.
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period.
It shows how the fund would have performed each year if its actual
(or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Institutional Long Duration Credit Fund
(Unaudited)
Financial Highlights
7
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8 .59 $ 10 .70 $ 11 .00 $ 10 .68 $ 10 .06 $ 10 .52
Investment activities
Net investment income
(1)(2)
0 .17 0 .33 0 .36 0 .40 0 .40 0 .38
Net realized and unrealized gain/
loss ( 0 .79 ) ( 1 .76 ) 0 .15 1 .35 0 .66 ( 0 .40 )
Total from investment activities ( 0 .62 ) ( 1 .43 ) 0 .51 1 .75 1 .06 ( 0 .02 )
Distributions
Net investment income ( 0 .18 ) ( 0 .38 ) ( 0 .41 ) ( 0 .43 ) ( 0 .42 ) ( 0 .38 )
Net realized gain – ( 0 .27 ) ( 0 .40 ) ( 1 .00 ) ( 0 .02 ) ( 0 .06 )
Tax return of capital – ( 0 .03 ) – – – –
Total distributions ( 0 .18 ) ( 0 .68 ) ( 0 .81 ) ( 1 .43 ) ( 0 .44 ) ( 0 .44 )
NET ASSET VALUE
End of period $ 7 .79 $ 8 .59 $ 10 .70 $ 11 .00 $ 10 .68 $ 10 .06
Ratios/Supplemental Data
Total return
(2)(3)
( 7 .16 ) % ( 14 .69 ) % 4 .39% 17 .12% 10 .94% ( 0 .28 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .45%
(4)
0 .45% 0 .45% 0 .46% 0 .45% 0 .45%
Net expenses after waivers/
payments by Price Associates 0 .45%
(4)
0 .45% 0 .45% 0 .46% 0 .45% 0 .45%
Net investment income 4 .23%
(4)
3 .21% 3 .19% 3 .56% 4 .00% 3 .64%
Portfolio turnover rate 5 .5% 59 .9% 50 .9% 70 .5% 51 .2% 61 .0%
Net assets, end of period (in
thousands) $ 26,693 $ 24,849 $ 19,168 $ 23,979 $ 34,038 $ 38,256
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Long Duration Credit Fund
November 30, 2022 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 68.5%
Banking 12.1%
Australia & New Zealand Banking
Group, 6.742%, 12/8/32  (1) 200 202
Bank of America, VR, 2.676%,
6/19/41  (2) 200 139
Bank of America, VR, 3.824%,
1/20/28  (2) 100 94
Bank of America, VR, 4.33%,
3/15/50  (2) 305 259
Barclays, VR, 7.437%, 11/2/33  (2) 200 211
Citigroup, 4.65%, 7/30/45  280 248
Goldman Sachs Group, 2.60%, 2/7/30  100 84
Goldman Sachs Group, 4.75%,
10/21/45  315 285
HSBC Holdings, 7.625%, 5/17/32  155 162
JPMorgan Chase, 5.625%, 8/16/43  205 209
JPMorgan Chase, VR, 3.882%,
7/24/38  (2) 430 364
Lloyds Banking Group, 4.344%, 1/9/48  200 146
M&T Bank, Series F, VR, 5.125%  (2)(3) 140 122
Morgan Stanley, VR, 3.971%,
7/22/38  (2) 200 170
UBS Group, VR, 3.179%, 2/11/43  (1)
(2) 200 135
Wells Fargo, VR, 2.393%, 6/2/28  (2) 150 132
Wells Fargo Bank, 6.60%, 1/15/38  250 277
3,239
Basic Industry 2.8%
Dow Chemical, 4.80%, 5/15/49  190 161
Ecolab, 3.70%, 11/1/46  30 23
International Paper, 4.35%, 8/15/48  (4) 139 117
Newmont, 5.45%, 6/9/44  195 188
Nucor, 4.40%, 5/1/48  75 64
Southern Copper, 5.25%, 11/8/42  200 187
740
Brokerage Assetmanagers
Exchanges 0.6%
Nasdaq, 3.95%, 3/7/52  220 173
173
Capital Goods 4.4%
L3Harris Technologies, 4.854%,
4/27/35  280 264
Martin Marietta Materials, 4.25%,
12/15/47  305 251
Masco, 4.50%, 5/15/47  (4) 360 288
Raytheon Technologies, 4.45%,
11/16/38  145 133
Vulcan Materials, 4.50%, 6/15/47  130 111
Waste Connections, 2.95%, 1/15/52  175 119
1,166
Communications 11.5%
AT&T, 3.80%, 12/1/57  653 467
Charter Communications Operating,
3.70%, 4/1/51  200 128
Charter Communications Operating,
5.75%, 4/1/48  425 367
Comcast, 3.90%, 3/1/38  150 130
Par/Shares $ Value
(Amounts in 000s)
‡
Comcast, 4.049%, 11/1/52  305 249
Cox Communications, 2.95%,
10/1/50  (1) 230 141
Crown Castle International, 4.75%,
5/15/47  185 162
Rogers Communications, 4.35%,
5/1/49  175 137
Rogers Communications, 4.50%,
3/15/42  (1) 160 134
Time Warner Cable, 5.875%, 11/15/40  200 178
Verizon Communications, 2.987%,
10/30/56  686 434
Videotron, 5.125%, 4/15/27  (1) 70 66
Vodafone Group, 4.875%, 6/19/49  230 195
Vodafone Group, 5.00%, 5/30/38  195 180
Warnermedia Holdings, 5.05%,
3/15/42  (1) 135 107
3,075
Consumer Cyclical 0.3%
McDonald's, 4.20%, 4/1/50  90 77
77
Consumer Non-Cyclical 12.5%
AbbVie, 4.25%, 11/21/49  235 201
AbbVie, 4.50%, 5/14/35  200 188
Altria Group, 5.80%, 2/14/39  140 130
Anheuser-Busch, 4.90%, 2/1/46  380 357
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  305 311
Banner Health, 2.913%, 1/1/51  115 77
Becton Dickinson & Company, 4.669%,
6/6/47  200 181
Biogen, 3.15%, 5/1/50  270 185
Centra Health, 4.70%, 1/1/48  190 162
Cigna, 3.875%, 10/15/47  370 292
CommonSpirit Health, 3.91%, 10/1/50  170 124
CommonSpirit Health, 4.187%,
10/1/49  135 104
CVS Health, 4.125%, 4/1/40  130 109
CVS Health, 5.05%, 3/25/48  465 430
Hackensack Meridian Health, 4.211%,
7/1/48  170 140
HCA, 4.375%, 3/15/42  (1) 80 65
Tyson Foods, 5.10%, 9/28/48  195 185
West Virginia United Health System
Obligated Group, Series 2018, 4.924%,
6/1/48  95 84
3,325
Electric 8.1%
Appalachian Power, 6.375%, 4/1/36  145 150
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 319
Dominion Energy, Series F, 5.25%,
8/1/33  195 192
Duke Energy, 3.75%, 9/1/46  130 97
El Paso Electric, 5.00%, 12/1/44  110 96
Exelon, 4.10%, 3/15/52  (1) 170 139
Florida Power & Light, 2.875%,
12/4/51  130 90
Kentucky Utilities, 4.375%, 10/1/45  200 171

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Louisville Gas & Electric, 4.375%,
10/1/45  100 83
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 31
Pennsylvania Electric, 6.15%, 10/1/38  165 168
San Diego Gas & Electric, Series TTT,
4.10%, 6/15/49  55 46
Southern, 4.25%, 7/1/36  430 380
Vistra Operations, 4.30%, 7/15/29  (1) 225 203
2,165
Energy 6.3%
Diamondback Energy, 4.25%, 3/15/52  170 129
Enbridge Energy Partners, 7.375%,
10/15/45  120 135
Energy Transfer, 6.50%, 2/1/42  195 191
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 209
Southern Natural Gas, 4.80%,
3/15/47  (1) 205 171
Spectra Energy Partners, 5.95%,
9/25/43  115 114
Suncor Energy, 4.00%, 11/15/47  310 243
Targa Resources, 4.95%, 4/15/52  80 65
Transcanada Trust, VR, 5.30%,
3/15/77  (2) 120 100
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  275 235
Williams, 4.85%, 3/1/48  100 88
1,680
Finance Companies 0.9%
AerCap Ireland Capital, 3.40%,
10/29/33  300 233
233
Insurance 5.1%
Anthem, 4.375%, 12/1/47  355 310
Chubb INA Holdings, 2.85%,
12/15/51  (4) 100 68
Liberty Mutual Group, 4.85%,
8/1/44  (1) 180 151
Principal Financial Group, 6.05%,
10/15/36  235 243
Teachers Insurance & Annuity Assn. of
America, 4.90%, 9/15/44  (1) 200 187
UnitedHealth Group, 3.50%, 8/15/39  300 248
UnitedHealth Group, 5.875%, 2/15/53  150 166
1,373
Natural Gas 1.1%
NiSource, 3.95%, 3/30/48  260 205
Sempra Energy, 4.00%, 2/1/48  120 92
297
Real Estate Investment Trusts 1.1%
Essex Portfolio, 4.50%, 3/15/48  130 107
National Retail Properties, 4.80%,
10/15/48  235 199
306
Technology 0.6%
Fiserv, 4.40%, 7/1/49  185 153
153
Par/Shares $ Value
(Amounts in 000s)
‡
Transportation 1.1%
Burlington Northern Santa Fe, 5.05%,
3/1/41  75 74
Canadian Pacific Railway, 3.10%,
12/2/51  125 87
CSX, 4.30%, 3/1/48  140 121
282
Total Corporate Bonds (Cost
$22,992) 18,284
FOREIGN GOVERNMENT
OBLIGATIONS &
MUNICIPALITIES 2.8%
Owned No Guarantee 0.4%
Petroleos Mexicanos, 5.50%, 6/27/44  175 104
104
Sovereign 2.4%
Republic of Panama, 4.50%, 1/19/63  200 146
State of Qatar, 4.40%, 4/16/50  (1) 200 183
United Mexican States, 4.40%, 2/12/52  400 309
638
Total Foreign Government
Obligations & Municipalities (Cost
$946) 742
MUNICIPAL SECURITIES 6.4%
Florida 1.2%
Florida Dev. Finance, Nova
Southeastern Univ., Series B, 4.109%,
4/1/50  125 96
Miami-Dade County Transit System,
Build America, Series B, Build
America, 5.624%, 7/1/40  200 208
Miami-Dade County Water & Sewer
System, Series C, 3.49%, 10/1/42  25 21
325
Georgia 0.8%
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  193 206
206
Illinois 0.3%
Illinois Municipal Electric Agency,
Build America, Build America, 6.832%,
2/1/35  75 82
82
Louisiana 0.3%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 83
83
Maryland 0.5%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 129
129

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Massachusetts 1.0%
Massachusetts Bay Transportation
Auth., Build America, Build America,
5.869%, 7/1/40  115 121
Massachusetts Water Resources Auth.,
Series C, 2.823%, 8/1/41  200 149
270
Minnesota 0.4%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 119
119
Tennessee 0.2%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical, Series B,
3.235%, 7/1/52  85 54
54
Texas 1.3%
Central Texas Regional Mobility Auth.,
Series E, 3.167%, 1/1/41  150 113
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  105 73
Dallas/Fort Worth Int'l Airport,
Series A, 2.994%, 11/1/38  80 65
Texas Private Activity Bond Surface
Transportation, North Tarrant Express,
Series B, 3.922%, 12/31/49  125 96
347
Virginia 0.4%
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 99
99
Total Municipal Securities (Cost
$2,099) 1,714
U.S. GOVERNMENT AGENCY
OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 19.5%
U.S. Treasury Obligations 19.5%
U.S. Treasury Bonds, 1.75%, 8/15/41  895 624
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Bonds, 2.00%, 8/15/51  90 61
U.S. Treasury Bonds, 2.25%, 2/15/52  1,340 967
U.S. Treasury Bonds, 2.375%, 2/15/42  575 447
U.S. Treasury Bonds, 2.50%, 2/15/45  85 66
U.S. Treasury Bonds, 3.00%, 8/15/52  505 432
U.S. Treasury Bonds, 3.375%, 8/15/42  1,350 1,235
U.S. Treasury Bonds, 4.00%, 11/15/52  675 702
U.S. Treasury Notes, 1.875%, 2/15/32  125 108
U.S. Treasury Notes, 2.75%, 8/15/32  590 547
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $5,543) 5,189
SHORT-TERM
INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve
Fund, 3.86%  (5)(6) 993 993
Total Short-Term Investments (Cost
$993) 993
SECURITIES LENDING
COLLATERAL 1.6%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve
Fund, 3.86%  (5)(6) 434 434
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank 434
Total Securities Lending Collateral
(Cost $434) 434
Total Investments in Securities
102.5% of Net Assets
(Cost $33,007) $ 27,356
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,884 and represents
7.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) See Note 4 . All or a portion of this security is on loan at November 30, 2022.
(5) Seven-day yield
(6) Affiliated Companies
CDA Community Development Administration/Authority

T. ROWE PRICE Institutional Long Duration Credit Fund

.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S39, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/27 3,000 86 (72) 158
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S39, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/27 1,200 15 — 15
Total Centrally Cleared Credit Default Swaps, Protection Sold 173
Total Centrally Cleared Swaps 173
Net payments (receipts) of variation margin to date (141)
Variation margin receivable (payable) on centrally cleared swaps $ 32
**Includes interest purchased or sold but not yet collected of $12.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 7 U.S. Treasury Long Bond contracts 3/23 889 $ 12
Long, 4 U.S. Treasury Notes five year contracts 3/23 434 2
Short, 8 U.S. Treasury Notes ten year contracts 3/23 (908) (7)
Net payments (receipts) of variation margin to date (7)
Variation margin receivable (payable) on open futures contracts —

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — $ — $ 5++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government Reserve Fund, 3.86% $ 419  ¤   ¤ $ 1,427
Total $ 1,427^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $5 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $1,427.

T. ROWE PRICE Institutional Long Duration Credit Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities
15
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $33,007) $ 27,356
Cash 372
Interest receivable 316
Cash deposits on centrally cleared swaps 297
Receivable for shares sold 199
Variation margin receivable on centrally cleared swaps 32
Cash deposits on futures contracts 30
Total assets 28,602
Liabilities
Payable for investment securities purchased 1,321
Obligation to return securities lending collateral 434
Payable for shares redeemed 102
Investment management and administrative fees payable 22
Other liabilities 30
Total liabilities 1,909
NET ASSETS $ 26,693
Net Assets Consist of:
Total distributable earnings (loss) $ (8,145)
Paid-in capital applicable to 3,427,941 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 34,838
NET ASSETS $ 26,693
NET ASSET VALUE PER SHARE $ 7.79

T. ROWE PRICE Institutional Long Duration Credit Fund
(Unaudited)
Statement of Operations
16
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 548
Dividend 5
Securities lending 1
Total income 554
Investment management and administrative expense 53
Net investment income 501
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (92)
Futures (99)
Swaps (200)
Net realized loss (391)
Change in net unrealized gain / loss
Securities (2,153)
Futures 31
Swaps 297
Change in net unrealized gain / loss (1,825)
Net realized and unrealized gain / loss (2,216)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (1,715)

T. ROWE PRICE Institutional Long Duration Credit Fund
(Unaudited)
Statement of Changes in Net Assets
17
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 501 $ 857
Net realized loss (391) (1,361)
Change in net unrealized gain / loss (1,825) (5,727)
Decrease in net assets from operations (1,715) (6,231)
Distributions to shareholders
Net earnings (550) (1,767)
Tax return of capital – (66)
Decrease in net assets from distributions (550) (1,833)
Capital share transactions
*
Shares sold 4,840 20,981
Distributions reinvested 361 800
Shares redeemed (1,092) (8,036)
Increase in net assets from capital share transactions 4,109 13,745
Net Assets
Increase during period 1,844 5,681
Beginning of period 24,849 19,168
End of period $ 26,693 $ 24,849
*Share information (000s)
Shares sold 620 1,924
Distributions reinvested 46 78
Shares redeemed (132) (899)
Increase in shares outstanding 534 1,103

T. ROWE PRICE Institutional Long Duration Credit Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Long Duration Credit Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic
848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021
which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Institutional Long Duration Credit Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional Long Duration Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Le vel 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 25,929 $ — $ 25,929
Short-Term Investments 993 — — 993
Securities Lending Collateral 434 — — 434
Total Securities 1,427 25,929 — 27,356
Swaps* — 173 — 173
Futures Contracts* 14 — — 14
Total $ 1,441 $ 26,102 $ — $ 27,543
Liabilities
Futures Contracts* $ 7 $ — $ — $ 7
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Long Duration Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 14
Credit derivatives Centrally Cleared Swaps 173
*
Total $ 187
*
Liabilities
Interest rate derivatives Futures $ 7
Total $ 7
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (99) $ — $ (99)
Credit derivatives — (200) (200)
Total $ (99) $ (200) $ (299)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 31 $ — $ 31
Credit derivatives — 297 297
Total $ 31 $ 297 $ 328

T. ROWE PRICE Institutional Long Duration Credit Fund

sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
November 30, 2022, cash of $327,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 7% and 13% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $4,200,000 (15.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 13% and 23% of net assets.

T. ROWE PRICE Institutional Long Duration Credit Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including London Interbank Offered Rate
(LIBOR). Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, the value of loaned securities was $426,000; the value of cash collateral and related investments was $434,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $1,237,000 and
$490,000, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. government securities aggregated
$3,990,000 and $783,000, respectively, for the six months ended November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2022, the fund had $2,241,000 of available capital loss carryforwards.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $32,983,000. Net unrealized loss aggregated $5,519,000 at period-end, of which $259,000 related to appreciated investments and $5,778,000 related to depreciated investments.

T. ROWE PRICE Institutional Long Duration Credit Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; nonrecurring, extraordinary  expenses.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Long Duration Credit Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Institutional Long Duration Credit Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202301-2568408 E151-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023